Share Capital - Common Shares Issued and Outstanding (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($) shares $ / shares	Dec. 31, 2017 CAD ($) shares	Aug. 14, 2018 shares	Aug. 14, 2017 shares
Reconciliation of number of shares outstanding [abstract]
Stock options exercised (in shares)	399,000	437,000
Common shares issued as consideration for business acquisition (in shares)	100,000	0
Common shares issued as consideration for business acquisition | $	$ 4	$ 0
Payments to acquire or redeem entity's shares | $	$ 641	$ 175
Common shares
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding, beginning of year (in shares)	610,500,000	613,600,000
Stock options exercised (in shares)	400,000	400,000
Common shares purchased for cancellation (in shares)	12,500,000.0	(3,500,000)
Number of shares outstanding, end of year (in shares)	598,500,000	610,500,000
Balance, beginning of year | $	$ 8,582	$ 8,614
Stock options exercised | $	16	18
Common shares purchased for cancellation | $	(183)	(50)
Balance, end of year | $	$ 8,419	$ 8,582
Number of shares authorized for purchase and cancellation (in shares)			14,000,000	11,500,000.0
Purchase and cancellation of treasury shares (cad per share) | $ / shares	$ 50.83
Payments to acquire or redeem entity's shares | $	$ 635
2018 NCIB | Common shares
Reconciliation of number of shares outstanding [abstract]
Common shares purchased for cancellation (in shares)	100,000.0
Purchase and cancellation of treasury shares (cad per share) | $ / shares	$ 44.91
Payments to acquire or redeem entity's shares | $	$ 0
Third-Party Share Repurchase Program | Common shares
Reconciliation of number of shares outstanding [abstract]
Common shares purchased for cancellation (in shares)		1,100,000.0